Financial Assets at Fair Value through Profit or Loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		₩ 1,196,101	₩ 131,385
Non-current financial assets at fair value through profit or loss		685,281	615,876
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		1,196,101	131,385
Non-current financial assets at fair value through profit or loss		473,215	410,964
Financial assets at fair value through profit or loss | Beneficiary securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		1,313	894
Non-current financial assets at fair value through profit or loss		155,122	160,952
Financial assets at fair value through profit or loss | Cooperative securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		5,692	5,155
Financial assets at fair value through profit or loss | Other
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	[1]	1,194,788	130,491
Non-current financial assets at fair value through profit or loss	[1]	312,401	244,857
Financial assets designated as at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		212,066	204,912
Financial assets designated as at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		212,066	150,916
Financial assets designated as at fair value through profit or loss | Other
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		₩ 0	₩ 53,996

[1]	'Other' includes MMT, etc.